Related Party Transactions (Details)		1 Months Ended		12 Months Ended
	Nov. 06, 2015 USD ($) $ / shares shares	Mar. 31, 2014	Sep. 30, 2009 USD ($)	Dec. 31, 2015 USD ($) entity $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)
Related Party Transactions
Amortized deferred revenues				$ 10,435,000	$ 11,959,000	$ 18,745,000
Revenue derived from related parties				$ 237,295,000	$ 194,860,000	$ 86,583,000
Percentage of cost and operating expenses that are with related parties (as a percent)				2.50%	2.00%	0.80%
Per share purchase price (in dollars per share) | $ / shares				$ 49.40	$ 37.41
Stock-based compensation expense				$ 56,139,000	$ 32,493,000	$ 47,101,000
COHT
Related Party Transactions
Amount allocated to fair value of License Agreements			$ 187,400,000
License Agreements, period of amortization of deferred revenues			10 years
Extended license agreements, period of amortization of deferred revenues		10 years
Amortized deferred revenues				$ 10,400,000	$ 12,000,000	$ 18,700,000
Agency fee, rate on related third party revenue (as a percent)				15.00%	15.00%	15.00%
Revenue derived from related parties				$ 4,900,000	$ 5,200,000	$ 6,000,000
Receivables due from related party				1,400,000	2,000,000
E-House
Related Party Transactions
Deferred Revenue				85,400,000	95,800,000
Alibaba
Related Party Transactions
Revenue derived from related parties				186,000,000	126,000,000	69,100,000
Receivables due from related party				$ 71,700,000	$ 76,200,000
Stock-based compensation expense						$ 27,100,000
Related parties other than E-House and Alibaba
Related Party Transactions
Percentage of total revenue that are from related parties (as a percent)				4.50%	5.00%	1.70%
Related parties other than Alibaba
Related Party Transactions
Receivables due from related party				$ 39,900,000	$ 23,700,000
Percentage of due from related parties of total net accounts receivable (as a percent)				17.40%	9.10%
Broadvision
Related Party Transactions
Number of subsidiaries entering into transaction with related party (in entities) | entity				1
Service fee to related party				$ 175,000	$ 176,000	$ 169,000
Payable outstanding				0	$ 0
Chief executive officer
Related Party Transactions
Issuance of ordinary shares to the chief executive officer (in shares) | shares	11,000,000
Issuance of ordinary shares to the chief executive officer	$ 456,390,000			$ 456,390,000
Contractual lock-up restriction period	6 months
Per share purchase price (in dollars per share) | $ / shares	$ 41.49
Number of consecutive trading days ended May 29, 2015	30 days
Stock-based compensation expense	$ 0